Note 12 - Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]
 11.  STOCKHOLDERS’ EQUITY

Successor

Amendment to Certificate of Incorporation

    On June 12, 2014, the Company amended its Certificate of Incorporation to increase the number of authorized shares of the Company’s Common Stock from two hundred million (200,000,000) to four hundred million (400,000,000) shares of Common Stock.

Founder Preferred Shares

     On April 25, 2013, the Company issued one preferred share each to Mariposa Acquisition, LLC and Berggruen Acquisition Holdings, IV, Ltd, our founder entities (collectively, the “Founders”), for $20.00. In connection with the initial public offering on May 22, 2013, the Founders purchased an additional 1,999,998 preferred shares (“Preferred” shares or stock; $0.01 par value) for $20,000. The preferred shares have certain voting rights.  Beginning in 2014, the holders of the Preferred stock are entitled to receive a dividend in the form of shares of Common Stock equal to 20% of the appreciation of the market price of common shares multiplied by total initial offering shares (90,500,000 shares). In the first year a dividend is payable (if any), the dividend amount will be calculated at the calendar year-end based on the last ten trading days volume weighted average share price (the “Dividend Price) compared to the initial offering price of $10.00 per ordinary share. In subsequent years, the dividend amount will be calculated based on the appreciated stock price compared to the highest Dividend Price previously used in calculating the Preferred stock dividends. Dividends are paid for the term the Preferred stock is outstanding. The Preferred shares may be converted into ordinary shares on a one for one basis (i) automatically in the event of a change of control of the Company following an acquisition, (ii) upon the last day of the seventh full financial year following the MacDermid Acquisition (December 31, 2020, (extendable by the Board of Directors for three additional years)), or (iii) at the option of the holder until December 31, 2020.  No shares were issued or dividends paid in the Successor Quarterly or Six Month Period. Although not finally determinable until December 31, 2014, had the closing price for the Company’s Common Stock on June 30, 2014 been used, a dividend of approximately 11.3 million shares would have been issued to the Founders.

Common Shares

       In connection with the initial public offering on May 22, 2013, the Company issued 88,500,000 common shares (no par value) for gross proceeds of $885,000. Also, on May 22, 2013, the Company issued an aggregate of 29,500 common shares to non-founder directors for $10.00 per share. Each common share has voting rights and winding-up rights.

       Each of the 2,000,000 Preferred shares, 88,500,000 common shares issued in connection with the initial public offering as well as the 29,500 common shares issued to the non-founder directors was issued with a warrant (90,529,500 warrants in aggregate), entitling the holder of each warrant to purchase one-third of common shares with a strike price of $11.50 per common share. Each warrant was exercisable until three years from the date of an acquisition, unless mandatorily redeemed by the Company. The warrants were mandatorily redeemable by the Company at a price of $0.01 should the average market price of a common share exceed $18.00 for 10 consecutive trading days.  In order to fund a portion of the cash consideration for the MacDermid Acquisition in November 2013, the Company conducted an offer to issue shares of Common Stock of the Company in exchange for $10.50 and 3 warrants, up to a maximum of half of the warrants outstanding (the Warrant Exchange Offer”) in which 40,386,840 warrants (representing $141,354 in cash) were exercised and 13,462,280 underlying shares of Common Stock were issued.  In conjunction with the Warrant Exchange Offer not being fully subscribed, on November 13, 2013, the Company issued 380,952 shares at $10.50 per share to the Founders and issued 190,476 shares each to two of its independent directors at $10.50 per share.

In connection with the MacDermid Acquisition, the Company agreed to apply to list its shares on the NYSE and to change its jurisdiction of incorporation from the British Virgin Islands to Delaware, (the “Domestication”).  The Company filed a registration statement on Form S-4 with the SEC to effect these changes.  The registration statement was declared effective on January 22, 2014 and on that same date the Company completed its Domestication. On January 23, 2014, the Company’s Common Stock began trading on the NYSE under the ticker symbol “PAH.” On March 4, 2014, pursuant to the terms of an Exchange Agreement, dated October 25, 2013, between the Company and the fiduciaries of the MacDermid Savings Plan, the Company acquired the remaining approximately 3% of the MacDermid Plan Shares for approximately $2,600 in cash (which is reflected in “Acquisition of business, net” in the accompanying Condensed Consolidated Statements of Cash Flows) and 1,670,386 shares of the Company’s Common Stock.

      In connection with the Domestication, (i) each ordinary share of the Company that was issued and outstanding immediately prior to the Domestication was automatically converted into one share of Common Stock (par value $0.01) of the Company, (ii) outstanding options, warrants and other rights to acquire ordinary shares became options, warrants or rights to acquire the corresponding shares of Common Stock of the Company, and (iii)  each Founder Preferred share that was issued and outstanding immediately prior to the Domestication was automatically converted into one share of Series A Preferred Stock of the Company.

    On March 4, 2014, a mandatory redemption event occurred with respect to all of the Company’s outstanding warrants. The Company fixed April 3, 2014 as the date of the mandatory redemption of the warrants, and accordingly, on or after that date, holders of warrants had no further rights with regard to such warrants except to receive $0.01 per warrant. During the Successor Quarterly Period, 3,755,232 warrants were exercised for 1,251,744 shares of Common Stock resulting in proceeds to the Company of $14,395. During the Successor Six Month Period, the Company issued 16,244,694 shares of Common Stock in connection with the exercise of a total of 48,734,082 warrants resulting in proceeds to the Company of $186,814. On April 3, 2014, Platform completed the mandatory redemption of the remaining 8,580 outstanding warrants for $0.01 per warrant.

     On May 20, 2014, the Company issued to certain investors, an aggregate of 15,800,000 shares of the Company’s Common Stock for an aggregate consideration of $300,200, gross of transaction costs of approximately $13,433, through the Private Placement. Such shares were not registered under the Securities Act of 1933, as amended (the “Securities Act”) and were issued pursuant to an exemption from registration provided under Section 4(a)(2) of the Securities Act.  On May 23, 2014, we filed a resale registration statement on Form S-1, which registered an aggregate of 14,825,000 shares of the Company’s Common Stock acquired in the Private Placement. Such registration statement, as amended on June 13, 2014, was declared effective on June 19, 2014 and the 14,825,000 shares covered by such registration statement were eligible for resale in the public market immediately after the effective date of such registration statement.

Non-Controlling Interest

    As described more fully in Note 2 – “Acquisitions of Businesses”, in connection with the MacDermid Acquisition, certain sellers elected to receive shares of common stock of Platform’s subsidiary PDH (the “PDH Common Stock”) representing approximately $97,500, which is classified as a non-controlling interest on the Condensed Consolidated Balance Sheets at June 30, 2014 and December 31, 2013 and will continue to be until such time as it is exchanged for Platform’s Common Stock. Approximately $1,314 and $3,068 of net income has been allocated to the non-controlling interest for the three and six months ended June 30, 2014, respectively, and is included in the accompanying Condensed Consolidated Statements of Operations.

A reconciliation of consolidated changes in equity for the Successor Six Month Period, the Platform Preacquisition Period and the Predecessor Six Month Period is as follows:

Successor

	Preferred Stock		Common Stock
	Shares	Amount	Shares	Amount	Additional Paid-in Capital	Accumulated Deficit	Accumulated other comprehensive income (loss)	Total Stockholders' Equity	Non- controlling interest	Total equity

Balance at December 31, 2013	2,000,000	$-	103,571,941	$-	$1,212,038	$(194,222)	$1,265	$1,019,081	$96,021	$1,115,102
Impact of Domestication	-	20	-	1,016	(1,036)	-	-	-	-	-
Issuance of common shares @ $11.00 per share on January 5, 2014	-	-	3,959	-	44	-	-	44	-	44
Exercise of warrants for common shares @ $11.50 per share	-	-	16,244,694	163	186,652	-	-	186,815	-	186,815
Issuance of common shares @$19.00 per share in connection with Private Placement Offering			15,800,000	158	300,042	-	-	300,200	-	300,200
Issuance costs in connection with Private Placement Offering	-	-	-	-	(13,433)	-	-	(13,433)	-	(13,433)
Issuance of common shares @$11.00 per share in connection with 401(k) Exchange Agreement	-	-	1,670,386	16	18,358	-	-	18,374	-	18,374
Recovery of short swing profits, net	-	-	-	-	515	-	-	515	-	515
Equity compensation expense	-	-	-	-	303	-	-	303	-	303
Net (loss) income	-	-	-	-	-	(7,794)	-	(7,794)	3,334	(4,460)
Foreign currency translation adjustments	-	-	-	-	-	-	22,975	22,975	14	22,989
Pension and postretirement plans, tax benefit of $11	-	-	-	-	-	-	228	228	-	228
Derivatives valuation, net of tax benefit of $63	-	-	-	-	-	-	(100)	(100)	-	(100)
Unrealized gain on available for sale equity securities, net of tax provision of $2	-	-	-	-	-	-	4	4	-	4
Distribution to non-controlling interest	-	-	-	-	-	-	-	-	(380)	(380)
Balance at June 30, 2014	2,000,000	$20	137,290,980	$1,353	$1,703,483	$(202,016)	$24,372	$1,527,212	$98,989	$1,626,201

Successor

	Preferred Stock		Common Stock
	Shares	Amount	Shares	Amount	Additional Paid-in Capital	Accumulated Deficit	Total Stockholders' Equity

Balance at April 23, 2013 (Inception)	-	$-	-	$-	$-	$-	$-
Issuance of preferred shares @ $10.00 per share on April 25, 2013	2	-	-	-	-	-	-
Issuance of preferred shares @ $10.00 per share with matching warrants on May 22, 2013 along with 2 matching warrants matching with previously issued preferred shares	1,999,998	-	-	-	20,000	-	20,000
Issuance of common shares @ $10.00 per share with matching warrants on May 22, 2013	-	-	88,529,500	-	885,296	-	885,296
Equity offering cost	-	-	-	-	(24,078)	-	(24,078)
Equity compensation expense	-	-	-	-	49	-	49
Net (loss) income	-	-	-	-	-	(80)	(80)
Balance at June 30, 2013	2,000,000	$-	88,529,500	$-	$881,267	$(80)	$881,187

Predecessor
	Series A Preferred Shares	Series B Preferred Shares	Common Shares	Additional Paid-In Capital	Accumulated deficit	Accumulated other comprehensive income (loss)	Treasury Stock	Total Stockholders' Equity	Non- controlling interest	Total equity (deficit)
Balance at December 31, 2012	$525,027	$-	$50,000	$2,318	$(273,086)	$(30,270)	$(1,264)	$272,725	$(288)	$272,437
Net (loss) income	-	-	-	-	9,393	-	-	9,393	180	9,573
Equity compensation	-	-	-	78	-	-	-	78	-	78
Accrual of paid in kind dividend on cumulative preferred shares	20,805	267	-	-	(21,072)	-	-	-	-	-
Foreign currency translation adjustments	-	-	-	-	-	(22,009)	-	(22,009)	(32)	(22,041)
Derivatives valuation, net of tax benefit of $227	-	-	-	-	-	(423)	-	(423)	-	(423)
Unrealized loss on available for sale equity securities, net of tax expense of $17	-	-	-	-	-	32	-	32	-	32
Shares repurchased	(500,000)	-	-				(8)	(500,008)	-	(500,008)
Shares exchanged	(44,977)	44,977	-					-	-	-
Shares canceled	(855)	-	(417)				1,272	-	-	-
Dividend paid to non-controlling interest partner	-	-	-	-	-	-	-	-	(304)	(304)
Contribution from non-controlling interest	-	-	-	-	-	-	-	-	17	17
Balance at June 30, 2013	$-	$45,244	$49,583	$2,396	$(284,765)	$(52,670)	$-	$(240,212)	$(427)	$(240,639)

    The income tax benefit (provision) allocated to the components of other comprehensive income for the Successor and Predecessor Quarterly and Six Month Periods is as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2014	2013	2014	2013
	(Successor)	(Predecessor)	(Successor)	(Predecessor)

Foreign currency translation adjustment	$-	$-	$-	$-
Unrealized gain loss on available for sale securities	(20)	33	(2)	(17)
Pension and postretirement plans	-	-	11	-
Derivative valuation	73	(45)	63	227
Income tax benefit (provision) related to other comprehensive income	$53	$(12)	$72	$210

 12.  STOCKHOLDERS’ EQUITY

Successor

Founder Preferred Shares

On April 25, 2013, the Company issued two preferred shares, one to each of the founder entities (“Founders”) for $20. In connection with the initial public offering on May 22, 2013, the Founders purchased an additional 1,999,998 preferred shares (“Preferred” shares or stock; no par value) for $20,000. Beginning in 2014, if the average stock price of the common shares exceeds $11.50 per share for ten consecutive trading days, which it has, the holders of the Preferred stock receive a dividend in the form of common shares equal to 20% of the appreciation of the market price of common shares issued to common shareholders in the initial offering (90,500,000 shares). In the first year a dividend is payable (if any), the dividend amount will be calculated at the end of each calendar year based on the appreciated stock price as determined above (the “Dividend Price) compared to the initial offering price of $10.00 per ordinary share. In subsequent years, the dividend amount will be calculated based on the appreciated stock price compared to the highest Dividend Price previously used in calculating the Preferred stock dividends. Dividends are paid for the term the Preferred stock is outstanding. The Preferred shares will be automatically converted into ordinary shares on a one for one basis (i) in the event of a Change of Control of the Company following an acquisition or (ii) upon the last day of the seventh full financial year following acquisition, being December 31, 2020 (extendable by our Board of Directors for three additional years). Each Preferred share is convertible into one ordinary share at the option of the holder until December 31, 2020 and has certain voting rights. During the Successor 2013 Period, the Company recognized a non-cash charge related to the fair value of the preferred dividend rights of $172,006. The fair value of the preferred dividend rights was measured based on significant inputs not observable in the market (Level 3 inputs). Key assumptions included the fair value of the common stock and an assumption of volatility. The fair value was calculated using a Monte-Carlo simulation.

Ordinary Shares

In connection with the initial offering on May 22, 2013, the Company issued 88,500,000 common shares (no par value) for gross proceeds of $885,000. Also, on May 22, 2013, the Company issued an aggregate of 29,500 common shares to non-founder directors for $10.00 per share. Each common share has voting rights and winding-up rights.

Each of the 2,000,000 Preferred shares, 88,500,000 Common shares issued with the initial offering as well as the 29,500 Common shares issued to the non-founder directors was issued with a warrant (90,529,500 warrants in aggregate), entitling the holder of each warrant to purchase one-third of common shares with a strike price of $11.50 per common share. Each warrant is exercisable until three years from the date of an acquisition, unless mandatorily redeemed by the Company. The warrants are mandatorily redeemable by the Company at a price of $0.01 should the average market price of a common share exceed $18.00 for 10 consecutive trading days.

In order to fund a portion of the cash consideration for the MacDermid Acquisition, the Company conducted an offer to issue common shares of the Company in exchange for $10.50 and 3 warrants, up to a maximum of half of the warrants outstanding (the Warrant Exchange Offer”) in which 40,386,840 warrants and $141,354 in cash were exchanged in return for the issuance of 13,462,280 common shares. In conjunction with the Warrant Exchange Offer not being fully subscribed, the Company issued 380,952 shares at $10.50 per share to the Founders and issued 190,476 shares each to two of its independent directors at $10.50 per share.

During the fourth quarter of 2013, the Company issued 818,257 common shares in connection with the exercise of 1,399,998 warrants and issuances of common stock to employees and consultants. At December 31, 2013, there were 48,742,662 warrants outstanding.

Non-Controlling Interest

In connection with the MacDermid Acquisition, approximately $97,500 was raised in new equity consisting of shares of a wholly owned subsidiary of Platform that may be exchanged for shares of Platform at a rate of 25% per year over a four year period. This equity is classified as a non-controlling interest on the Consolidated Balance Sheets at December 31, 2013 and will continue to be until such time as it is exchanged for Platform ordinary common shares. As the holders of this equity have a 6.76% interest in PDH, approximately $1,434 of net loss has been allocated to them as included in the Consolidated Statements of Operations.

Predecessor

The Company had previously issued 50,000,000 shares at $1.00 par value per share of common share prior to the MacDermid Acquisition. As of December 31, 2012, there were 49,582,936 common shares outstanding.

The Company also issued 316,000 preferred shares at $1,000 original cost per share. The preferred shares accrued a 9% cumulative payment in kind dividend compounded quarterly. At December 31, 2012, the amount of the cumulative payment in kind dividend was $209,027. At December 31, 2012, there were 315,144 preferred shares outstanding. The preferred shares were not redeemable and had no voting rights, covenants or restrictions. Upon the liquidation of the Company, the preferred shares would first receive, to the extent funds are available, proceeds equal to the payment in kind dividend then the unreturned preferred share original cost, which was $1,000 per share. Then, the holders of the common shares will receive the unreturned common share original issue cost, which was $1.00 per share. The holders of the common shares and junior Class A and B shares shall be entitled to receive the remaining portion of the proceeds from liquidation. Based on the MacDermid Acquisition described in Note 2, the respective shareholders were paid in accordance with these terms.

Accumulated other comprehensive (loss) income consisted of the following:

	December 31, 2013	December 31, 2012
	(Successor)	(Predecessor)

Foreign currency translation adjustments	$(659)	$3,317
Pension and postretirement benefit plans, net of tax	1,784	(33,908)
Foreign currency hedges - derivative valuation, net of tax	100	217
Avaialble for sale securities, net of tax	40	104
Accumulated other comprehensive income (loss)	$1,265	$(30,270)